Fund Detail Page                  1 of 1 Release                  Date: 09-30-96
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UNITED SVCS NEAR-TERM TAX-FR    RATING   ASSETS      NAV     OBJECTIVE
                                *****    $5.9 MIL    10.42   MUNI BOND--NATIONAl

1986     1987     1988     1989     1990     1991     1992    1993       1994
----     ----     ----     ----     ----     ----     ----    ----       ----

---      ---      ---      ---      ---       9.72     6.58     9.8      0.03
---      ---      ---      ---      ---      -6.28    -0.82     0.05     2.95
---      ---      ---      ---      ---      -2.42    -2.24    -2.48     5.17

1995      9-96        History
----      ----     --------------

6.51      2.52     Total Return %
-11.96    1.92     +/-LB Agg
-10.95    0.68     +/-LB Muni

[GRAPHIC:  Morningstar Principia Chart of Growth Index]

PERFORMANCE

         Total Return %   +/-       +/-          %Rank      Load Adjusted Return
         as of 09-30-96   LB Agg     LB Muni       Obj        % as of 09-30-96
         --------------  --------   --------     ------     --------------------
YTD              2.52      1.92       0.68        7/512     12 Mo           3.89
1 Mo             .67      -1.07      -0.73       86/517      5 Yr           5.75
3 Mo             1.55     -0.29      -0.75       81/516     10 Yr            ---
12 Mo            3.89     -0.99      -2.15       82/501     Inception       5.97
                                                            --------------------
3  Yr Annlzd     3.43     -1.57      -1.36       73/323     Yields
5  Yr Annlzd     5.75     -1.71      -1.71       90/191     SEC             4.67
10 Yr Annlzd     ---        ---        ---          ---     12 Mo            ---
15 Yr Annlzd     ---        ---        ---          ---

RISK AND RETURN

                            3Yr              5Yr           10Yr    1Yr(NASD req)
                       1013 fund        561 funds       221 fund     1745 funds
                       ---------        ---------       --------   -------------

Morningstar Rating        *****             ****           ----         ****
Morningstar Risk           0.28             0.54           ----         0.36
Morningstar Return         0.40             0.76           ----         0.39
 ................................................................................
Average Historical Rating Over 34 Mos:3.9*s
 ................................................................................
Mean                       3.43             5.75           ----
Standard Deviation         1.94             4.01           ----
Sharpe Ratio              -0.82
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R2:56   Beta:0.32   Alpha: -1.37

PORTFOLIO STATISTICS                    INVESTMENT STYLE:
--------------------                    ----------------------------------------
                          Portfolio
                           Average       Fixed Income
                           -------       ----------------------
Average Weighted Maturity     8.0        Maturity: Intermediate
Average Weighted Coupon      7.70        Quality: High
Average Weighted Price     106.30
Average Credit Quality         AA

POTFOLIO PROFILE
----------------
Composition%
                     ---------------------------
Cash      5.3        Turnover
Stocks*   0.0        53%
Bonds    94.7        ----------------------------
Other     0.0        Potential Cap Gains Exposure
 .............        -2% of assets
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OPERATIONS
Manager:    King, Creston (et al.)     Ticker:                           ---
Tenure:     1 Years                    Minimum Initial Purchase         $1000
Family:     United Services Funds      Minimum IRA Purchase:            $0
Telephone:  800-873-8637               Minimum Auto Investment Plan:    $100
Inception:  12-90                      Purchase Constraints:             ---


FEES & EXPENSES  Fees:  0.00% front load
                        0.00% deferred load
                        0.00% 12b-1
Expense Ratio:          0.20%
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(C)1996 Morningstar,  Inc. All rights reserved.  225 W. Wacker Dr., Chicago, IL,
60606,   312-696-6000.   Alghough  data  are  gathered  from  reliable  sources,
Morningstar cannot guarantee completeness and accuracy. If used as supplement sales literature, this report must be accompanied by a prospectus and disclosure
statement.   For   redistribution,    please   call   Morningstar.

MORNINGSTAR PRINCIPIA(TM)FOR MUTUAL FUNDS

Reprinted with permission.

----------
For a free prospectus containing more complete information, please call 1-800-US-FUNDS. Past performance is no guarantee of future results. Please read the prospectus carefully. You may have a gain or a loss when you sell shares.